NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
NATURE OF OPERATIONS

1.           NATURE OF OPERATIONS

SilverCrest Metals Inc. (the “Company” or “SilverCrest”) is a Canadian precious metals exploration company headquartered in Vancouver, BC. The Company was incorporated under the Business Corporations Act (British Columbia). The common shares of the Company trade on the TSX Venture Exchange under the symbol “SIL” and on the NYSE-American under the symbol “SILV”. The head office and principal address of the Company is 501-570 Granville Street, Vancouver, BC, Canada, V6C 3P1. The address of the Company’s registered and records office is 19th Floor, 885 West Georgia Street, Vancouver, BC, Canada, V6C 3H4.

While the Company currently has no source of revenue, its cash and cash equivalents of $44 million, as of December 31, 2018 contribute to working capital of $43 million, which management believes will be sufficient to fund its minimum exploration activities and general working capital for the next 12 months. The Company’s financial success is dependent on its ability to discover economically viable mineral deposits. In order to advance beyond the currently planned surface and underground exploration programs at Las Chispas, the Company may require substantial additional financing, which is subject to a number of factors many of which are beyond the Company’s control. There is no assurance that future equity capital will be available to the Company in the amounts or at the times desired by the Company or on terms that are acceptable to it, if at all. These consolidated financial statements have been prepared by management on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.